Convertible Notes (Details) - USD ($)				12 Months Ended
	Nov. 25, 2024	Nov. 20, 2024	Nov. 04, 2024	Dec. 31, 2025	Dec. 31, 2023
Convertible Notes [Line Items]
Percentage of original issue discount				20.00%
Percentage of Lowest volume				75.00%
Warrants to purchase ordinary Share				1
Net proceeds (in Dollars)			$ 4,000,000
Conversion Warrants [Member]
Convertible Notes [Line Items]
Aggregation shares	7,751,939	7,751,939
Three Investors [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)				$ 5,000,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate of percentage				8.00%
Conversion of price per share (in Dollars per share)	$ 0.645	$ 0.645
Class B Ordinary Shares [Member]
Convertible Notes [Line Items]
Aggregation shares	7,751,939	7,751,939		17,487,800	1,600,000
Class B Ordinary Shares [Member] | Convertible Notes [Member] | Conversion Warrants [Member]
Convertible Notes [Line Items]
Conversion of price per share (in Dollars per share)				$ 0.6